Subsequent Events (Narrative) (Detail) (Subsequent Event [Member])	0 Months Ended			0 Months Ended				0 Months Ended
	Jul. 17, 2013 JPY (¥)	Jun. 27, 2013 Preferred Stock [Member] JPY (¥)	Jun. 27, 2013 Preferred Stock [Member] Preferred Stock, Class 3 [Member]	Jun. 27, 2013 Preferred Stock [Member] Preferred Stock, Class 5 [Member] JPY (¥)	Jun. 27, 2013 Preferred Stock [Member] Preferred Stock, Class 11 [Member] JPY (¥)	Jun. 27, 2013 Common Stock [Member] JPY (¥)	Jul. 02, 2013 BTMU [Member] Bank Of Ayudhya Public Company Limited (Krungsri) [Member] THB	Jul. 02, 2013 BTMU [Member] Bank Of Ayudhya Public Company Limited (Krungsri) [Member] Maximum [Member] JPY (¥)
Approval Of Dividends:
Dividends Payable, Date of Record		Mar. 31, 2013		Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2013
Dividends Payable, Amount per Share				¥ 57.50	¥ 2.65	¥ 7.00
Dividends Payable, Total amount		¥ 8,970,000,000				¥ 99,109,000,000
Stock Acquisition Rights:
Aggregate amount of shares of MUFG issued for the directors, executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS under stock acquisition rights	2,951,500
Exercise price of stock acquisition rights issued for the directors, executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS	¥ 1
Last exercisable date of stock acquisition right issued for directors, executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS	Jul. 16, 2043
Partial Amendment To Articles Of Incorporation:
Numbers of shares decreased in the shares authorized to be issued			120,000,000
Acquisition Of Krungsri
Per share to launch a voluntary tender offer for Krungsri							39
Expected approximate percentage of Krungsri's total outstanding shares to be acquired								75.00%
Approximate total purchase price to acquire Krungsri								¥ 560,000,000,000
Currency exchange rate for the total purchase price denominated in the Thai baht							3.16